MINERAL PROPERTIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 GHS (GH₵)	Jul. 21, 2010
Terms of mining leases	Among other things, both mining leases require that the Company (i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter); (ii) pay annual ground rent of GH¢260.00 (USD$167) for the Banso Project and GH¢280.00 (USD$180) for the Muoso Project; (iii) commence commercial production of gold within two years from the date of the mining leases; and (iv) pay a production royalty to the Government of Ghana.
Letter of intent	The Company executed a letter of intent ("LOI") with Buccaneer Gold Corp. ("Buccaneer"), formerly Verbina Resources Inc., a company related by two directors in common, on July 21, 2010 whereby Buccaneer could acquire an undivided 55% interest in the Company's interest in the mineral rights of the Company's Banso and Muoso concessions ("Concessions").
Mining lease and prospecting license commitments	The Company is committed to expend, from time to time fees payable (a) to the Minerals Commission for: (i) an extension of an expiry date of a prospecting license (currently $15,000 for each occurrence); (ii) a grant of a mining lease (currently $100,000); (iii) an extension of a mining lease (currently $100,000); (iv) annual operating permits; and (v) the conversion of a reconnaissance license to a prospecting license (currently $20,000); (b) to the Environmental Protection Agency ("EPA") (of Ghana) for: (i) processing and certificate fees with respect to EPA permits; (ii) the issuance of permits before the commencement of any work at a particular concession; or (iii) the posting of a bond in connection with any mining operations undertaken by the Company; (c) for a legal obligation associated with our mineral properties for clean up costs when work programs are completed; and (d) an aggregate of less than $500 in connection with annual ground rent and mining permits to enter upon and gain access to the areas covered by the Company's mining leases and future reconnaissance and prospecting licenses and such other financial commitments arising out of any approved exploration programs in connection therewith.
Extension of prospecting license	$ 15,000
Grant of a mining lease	100,000
Extension of a mining lease	100,000
Conversion of a reconnaissance license to a prospecting license	20,000
Maximum threshold limit of annual ground rent	$ 500
Banso and Muoso Projects
Payments to acquire lease		$ 30,000
Banso Projects
Annual ground rent of mining		167	GH₵ 260
Muoso Projects
Annual ground rent of mining		$ 180	GH₵ 280
Buccaneer Gold Corp. ("Buccaneer")
Percentage of interest to acquire mineral rights				55.00%